Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Significant Investments in Subsidiaries

Transactions with ING Group’s main subsidiaries
	ING Bank N.V.
	2017	2016
Assets	21,277	14,903
Liabilities	377	70
Income received	448	414
Expenses paid	3	30

Disclosure of Shares and Stock Options to Key Management

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
	2017	2016[1]	2017	2016
Assets	120	27	9	12
Liabilities	86	16	5	59
Off-balance sheet commitments	92	34	1	2
Income received			8	9
Expenses paid			6	1

[1]	Includes transactions with NN Group until ING lost significant influence in January 2016.

Summary of Information About Key Management Personnel

Key management personnel compensation (Executive Board and Management Board Banking)
2017 in EUR thousands	Executive Board of ING Groep N.V.[1,2]	Management Board Banking[1,3,4]	Total
Fixed Compensation
– Base salary	4,399	3,772	8,171
– Collective fixed allowances[5]	1,418	1,180	2,598
– Pension costs	96	118	214
– Severance benefits	1,204	–	1,204
Variable compensation
– Upfront cash	–	463	463
– Upfront shares	226	485	711
– Deferred cash	–	694	694
– Deferred shares	339	728	1,067
– Other	–	–	–

Total compensation	7,682	7,440	15,122

[1]	Includes their compensation earned in the capacity as Board members.
[2]	In 2017 two members left and two members joined the Executive Board.
[3]	Excluding members that are also members of the Executive Board of ING Groep N.V.
[4]	In the Management Board Banking, excluding the Executive Board members, one member left and one member joined in 2017
[5]	The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 103,317.

Key management personnel compensation (Executive Board and Management Board Banking)
2016 in EUR thousands	Executive Board of ING Groep N.V.[1]	Management Board Banking[1,2,3]	Total
Fixed Compensation
– Base salary	4,070	4,111	8,181
– Collective fixed allowances[4]	1,167	1,167	2,334
– Pension costs	78	108	186
– Severance benefits	–	918	918
Variable compensation
– Upfront cash	–	485	485
– Upfront shares	300	572	872
– Deferred cash	–	727	727
– Deferred shares	449	857	1,306
– Other	–	1,184	1,184

Total compensation	6,064	10,129	16,193

[1]	Includes their compensation earned in the capacity as Board members.
[2]	Excluding members that are also members of the Executive Board of ING Groep N.V.
[3]	In 2016, one new member joined and one member retired
[4]	The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 101,519.

Summary of Key Management Personnel Compensation of Supervisory Board

Key management personnel compensation (Supervisory Board)

in EUR thousands	2017	2016
Total compensation	1,022	1,088

Summary of Loan and Advances to Key Management Personnel Explanatory

Loans and advances to key management personnel [1]
	Amount outstanding 31 December		Average interest rate		Repayments
in EUR thousands	2017	2016	2017	2016	2017	2016
Executive Board members	2,681	2,849	1.8%	2.6%	–	150
Management Board Banking	550	532	2.3%	3.8%	–	–
Supervisory Board members	–	–	–	–	–	–

Total	3,231	3,381	–	–	–	150

[1]	Year on year development includes changes due to change in composition of the Board.

Disclosure of Shares and Stock Options to Key Management

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares		Stock options on ING Groep N.V. shares
in numbers	2017	2016	2017	2016
Executive Board members	202,357	261,684	174,318	95,921
Management Board Banking	112,342	120,646	37,415	123,237
Supervisory Board members	172,734	172,734	113,385	226,864

Total number of shares and stock options	487,433	555,064	325,118	446,022